NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($)
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	Rp 19,552		Rp 20,258	Rp 20,659	$ 1,172
Non-controlling interests	6,468	$ 389	7,224	7,665
Total non-controlling interest in subsidiaries
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	19,552		20,258
Non-controlling interests	6,482		7,114	7,641
Telkomsel
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	10,145		10,949
Non-controlling interests	5,939		6,454	7,096
Mitratel
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	8,401		8,435
Non-controlling interests	598		595	568
Others (each below Rp100 billion)
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	1,006		874
Non-controlling interests	Rp (55)		Rp 65	Rp (23)